Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	As of March 31,
	2021	2020
Trademark	$46,453	$42,982
Software	36,495	33,768
Total intangible assets, at cost	82,948	76,750
Less: accumulated amortization	(37,148)	(26,698)
Total intangible assets, net	$45,800	$50,052